Share buy-back plans (Details)		12 Months Ended					60 Months Ended
	May 01, 2012 programme	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 06, 2018 shares	Feb. 15, 2018 shares	Feb. 19, 2016 shares
Class of Stock [Line Items]
Number of programs authorized | programme	2
Period in force	12 months
2016 Common Share Buy-Back Program
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)										800,000.0
2018 Common Share Buy-Back Program
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)								2,500,000.0	1,000,000.0
Common Share Buy-Back Program
Class of Stock [Line Items]
Acquired number of shares (in shares)		1,254,212	0	97,053	250,371	856,734	2,458,370
Average cost per share (in dollars per share) | $ / shares		$ 38.62	$ 0.00	$ 16.36	$ 19.42	$ 19.86	$ 29.25
Total cost | $		$ 48,442,768	$ 0	$ 1,588,189	$ 4,862,248	$ 17,018,412	$ 71,911,617